EMPLOYEE POST-RETIREMENT BENEFITS (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions in 2013 for other post-retirement benefit plans, Savings Plan and DC Plans	34
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits for 2013 (as a percent)	7.50%
Percentage level to which average annual rate was assumed to decrease	5.00%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	1
Effect on total of service and interest cost components, Decrease	0
Effect on post-retirement benefit obligation, Increase	18
Effect on post-retirement benefit obligation, Decrease	(15)
Pension Benefit Plans
DB Plans
Company's expected funding contributions in 2013	70
Estimated future benefit payments, which reflect expected future service
2014	93
2015	100
2016	106
2017	112
2018	118
2019 to 2023	684
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate (as a percent)	4.95%		4.35%
Rate of compensation increase (as a percent)	3.15%		3.15%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate (as a percent)	4.35%		5.05%		5.55%
Expected long-term rate of return on plan assets (as a percent)	6.70%		6.70%		6.95%
Rate of compensation increase (as a percent)	3.15%		3.15%		3.10%
Net benefit cost
Service cost	84	[1]	66	[1]	54
Interest cost	96	[1]	94	[1]	91
Expected return on plan assets	(120)		(113)		(114)
Amortization of actuarial loss	30		18		10
Amortization of past service cost	2		2		2
Amortization of regulatory asset	30		19		12
Net Benefit Cost Recognized	122		86		55
Pre-tax amounts recognized in AOCI
Net loss	236		362		282
Prior service cost	3		5		7
Total pre-tax amounts recognized in AOCI	239		367		289
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	36
Estimated prior period cost that will be amortized	2
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(30)		(19)		(10)
Amortization of prior service costs from AOCI to OCI	(2)		(2)		(2)
Funded status adjustment	(96)		99		113
Total pre-tax amounts recognized in OCI	(128)		78		101
Pension Benefit Plans | Canadian
DB Plans
Amount of additional letter of credit expected to be provided in next fiscal year	47
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions in 2013	6
Estimated future benefit payments, which reflect expected future service
2014	9
2015	9
2016	10
2017	11
2018	11
2019 to 2023	58
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate (as a percent)	5.00%		4.35%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate (as a percent)	4.35%		5.10%		5.60%
Expected long-term rate of return on plan assets (as a percent)	4.60%		6.40%		6.40%
Net benefit cost
Service cost	2	[1]	2	[1]	2
Interest cost	7	[1]	8	[1]	9
Expected return on plan assets	(2)		(2)		(2)
Amortization of actuarial loss	2		1		1
Amortization of past service cost	0		1		0
Amortization of regulatory asset	1		1		1
Amortization of transitional obligation related to regulated business	2		2		2
Net Benefit Cost Recognized	12		13		13
Pre-tax amounts recognized in AOCI
Net loss	32		33		29
Prior service cost	1		2		2
Total pre-tax amounts recognized in AOCI	33		35		31
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	2
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to OCI	(2)		(1)		(1)
Funded status adjustment	0		5		6
Total pre-tax amounts recognized in OCI	(2)		4		5

[1]	The benefit obligation for the Company's pension benefit plan represents the projected benefit obligation. The benefit obligation for the Company's other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.